Share-based payments	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

The notes included in this section focus on the costs and commitments associated with employing our staff.

34 Share-based payments

Accounting for share-based payments

The Group applies IFRS 2 Share-based Payments in accounting for employee remuneration in the form of shares.

Employee incentives include awards in the form of shares and share options, as well as offering employees the opportunity to purchase shares on favourable terms. The cost of the employee services received in respect of the shares or share options granted is recognised in the income statement over the period that employees provide services. The overall cost of the award is calculated using the number of shares and options expected to vest and the fair value of the shares or options at the date of grant.

The number of shares and options expected to vest takes into account the likelihood that performance and service conditions included in the terms of the awards will be met. Failure to meet the non-vesting condition is treated as a cancellation, resulting in an acceleration of recognition of the cost of the employee services.

The fair value of shares is the market price ruling on the grant date, in some cases adjusted to reflect restrictions on transferability. The fair value of options granted is determined using option pricing models to estimate the numbers of shares likely to vest. These take into account the exercise price of the option, the current share price, the risk-free interest rate, the expected volatility of the share price over the life of the option and other relevant factors. Market conditions that must be met in order for the award to vest are also reflected in the fair value of the award, as are any other non-vesting conditions – such as continuing to make payments into a share-based savings scheme.

The charge for the year arising from share-based payment schemes was as follows:

	Charge for the year
	2017	2016	2015
	£m	£m	£m
Share Value Plan	153	473	442
Deferred Share Value Plan	166	-	-
Others	186	192	86
Total equity settled	505	665	528
Cash settled	3	1	4
Total share-based payments	508	666	532

The terms of the main current plans are as follows:

Share Value Plan (SVP)

The SVP was introduced in March 2010 and approved by shareholders (for executive Director participation and use of new issue shares) at the AGM in April 2011. SVP awards are granted to participants in the form of a conditional right to receive Barclays PLC shares or provisional allocations of Barclays PLC shares which vest or are considered for release over a period of three, five or seven years. Participants do not pay to receive an award or to receive a release of shares. The grantor may also make a dividend equivalent payment to participants on release of a SVP award. SVP awards are also made to eligible employees for recruitment purposes. All awards are subject to potential forfeiture in certain leaver scenarios.

Deferred Share Value Plan (DSVP)

The DSVP was introduced in February 2017. The terms of the DSVP are materially the same as the terms of the SVP as described above, save that executive Directors are not eligible to participate in the DSVP and the DSVP operates over market purchase shares only. The accounting policies for employee benefits are included in Note 8 Operating expenses.

Other schemes

In addition to the SVP and DSVP, the Group operates a number of other schemes including schemes operated by, and settled in, the shares of subsidiary undertakings, none of which is individually or in aggregate material in relation to the charge for the year or the dilutive effect of outstanding share options. Included within other schemes are Sharesave (both UK and overseas), Sharepurchase (both UK and overseas), the Barclays’ Long Term Incentive Plan, the Share Incentive Award and the Executive Share Award Scheme.

Share option and award plans

The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date are as follows:

	2017				2016
	Weighted average fair value per award granted in year	Weighted average share price at exercise/release during year	Weightedaverageremainingcontractuallife in years	Number ofoptions/awardsoutstanding(000s)	Weighted average fair value per award granted in year	Weighted average share price at exercise/release during year	Weightedaverageremainingcontractuallife in years	Number ofoptions/awardsoutstanding(000s)
	£	£			£	£
SVP[a,b]	2.30	2.29	1	191,610	1.66	1.66	1	406,016
DSVP[a,b]	2.26	2.06	1	125,399	-	-	-	-
Others[a]	0.41-2.30	1.99-2.30	0-3	210,160	0.61-1.67	1.65-1.88	0-3	205,129

SVP and DSVP are nil cost awards on which the performance conditions are substantially completed at the date of grant. Consequently, the fair value of these awards is based on the market value at that date.

Movements in options and awards

The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	SVP[a,b]		DSVP[a,b]		Others[a,c]
	Number (000s)		Number (000s)		Number (000s)		Weighted averageex. price (£)
	2017	2016	2017	2016	2017	2016	2017	2016
Outstanding at beginning of year/acquisition date	406,016	386,470	-	-	205,129	166,975	1.38	1.75
Granted in the year	943	229,371	132,316	-	118,222	154,069	1.66	1.20
Exercised/released in the year	(200,350)	(191,623)	(2,275)	-	(90,324)	(60,912)	1.52	1.39
Less: forfeited in the year	(14,999)	(18,202)	(4,642)	-	(17,733)	(47,342)	1.42	1.95
Less: expired in the year	-	-	-	-	(5,134)	(7,661)	2.03	1.83
Outstanding at end of year	191,610	406,016	125,399	-	210,160	205,129	1.41	1.38
Of which exercisable:	18	-	-	-	24,569	24,435	1.59	1.78

Notes

a Options/award granted over Barclays PLC shares.

b Nil cost award and therefore the weighted average exercise price was nil.

c The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 10,121,109). The weighted average exercise price relates to Sharesave.

Certain of the Group’s share option plans enable certain Directors and employees to subscribe for new ordinary shares of Barclays PLC. For accounting for treasury shares see Note 32 Reserves.

There were no significant modifications to the share-based payments arrangements in 2017 and 2016.

As at 31 December 2017, the total liability arising from cash-settled share-based payments transactions was £2m (2016: £nil).

Holdings of Barclays PLC shares

Various employee benefit trusts established by the Group hold shares in Barclays PLC to meet obligations under the Barclays share-based payment schemes. The total number of Barclays shares held in these employee benefit trusts at 31 December 2017 was 9.9 million (2016: 6.6 million). Dividend rights have been waived on all these shares. The total market value of the shares held in trust based on the year end share price of £2.03 (2016: £2.23) was £20.1m (2016: £14.7m).